UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Jun. 04, 2020	Dec. 31, 2019
Unsecured debentures and term loans, net
Amortized Cost	$ 2,178,122		$ 1,186,994	[1]
Principal issued and outstanding	2,185,949		1,189,816
Non-current	1,928,252		1,186,994
Current	249,870
Net Unsecured Debentures and Term Loans, Non current	2,178,122		1,186,994
2021 Debentures
Unsecured debentures and term loans, net
Amortized Cost	249,870		249,646	[1]
Principal issued and outstanding	250,000		250,000
2023 Debentures
Unsecured debentures and term loans, net
Amortized Cost	399,066		398,746	[1]
Principal issued and outstanding	400,000		400,000
2027 Debentures
Unsecured debentures and term loans, net
Amortized Cost	497,179
Principal issued and outstanding	500,000	$ 370,300
2030 Debentures
Unsecured debentures and term loans, net
Amortized Cost	497,060
Principal issued and outstanding	500,000
2024 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	235,419		239,153	[1]
Principal issued and outstanding	235,949		239,816
2026 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	299,528		299,449	[1]
Principal issued and outstanding	$ 300,000		$ 300,000

[1]	The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.